Share-Based Compensation	12 Months Ended
Jun. 30, 2011
Share-Based Compensation [Abstract]
SHARE-BASED COMPENSATION
NOTE 10: SHARE-BASED COMPENSATION
Share-Based Incentive Plans
The 2007 Long-Term Performance Plan (the 2007 Plan), which expires in 2012, provides for granting of stock options, SARs, stock awards, cash awards, and such other awards or combination thereof as the Executive Organization and Compensation Committee or the Corporate Governance Committee of the Board of Directors (the Committee) may determine to officers, other key associates and members of the Board of Directors. Grants are generally made by the Committee at regularly scheduled meetings. Compensation costs charged to expense under award programs paid (or to be paid) with shares (including stock options, SARs, restricted stock, RSUs and performance shares) are summarized in the table below:

Year Ended June 30,	2011	2010	2009

SARs and options	$2,473	$3,020	$3,702
Performance shares	1,705	1,076
Restricted stock and RSUs	1,453	1,029	392

Total compensation costs under award programs	$5,631	$5,125	$4,094

Such amounts are included in selling, distribution and administrative expenses in the accompanying statements of consolidated income. It has been the practice of the Company to issue shares from treasury to satisfy requirements of awards paid with shares. The aggregate unamortized compensation cost for award programs paid (or to be paid) with shares at June 30, 2011 is $6,730. This amount will be recognized in expense over the weighted-average remaining vesting period of 2.0 years. The aggregate number of shares of common stock which may be awarded under the 2007 Plan is 2,000; shares available for future grants at June 30, 2011 were 629.
Stock Appreciation Rights and Stock Options
The weighted-average assumptions used for SARs and stock option grants issued in fiscal 2011, 2010 and 2009 are:

	2011	2010	2009

Expected life, in years	5.1	5.5	5.5
Risk free interest rate	1.6%	2.4%	2.9%
Dividend yield	2.5%	2.5%	2.2%
Volatility	46.2%	52.2%	48.4%
Per share fair value of SARs and stock options granted during the year	$9.78	$8.45	$10.31

The expected life is based upon historical exercise experience of the officers, other key associates and members of the Board of Directors. The risk free interest rate is based upon U.S. Treasury zero-coupon bonds with remaining terms equal to the expected life of the SARs and stock options. The assumed dividend yield has been estimated based upon the Company’s historical results and expectations for changes in dividends and stock prices. The volatility assumption is calculated based upon historical daily price observations of the Company’s common stock for a period equal to the expected life.
SARs are redeemable solely in Company common stock. The exercise price of stock option awards may be settled by the holder with cash or by tendering Company common stock.
A summary of SARs and stock options activity is presented below:

June 30, 2011		Weighted-Average
(Share amounts in thousands)	Shares	Exercise Price

Outstanding, beginning of year	2,400	$18.19
Granted	227	29.60
Exercised	(822)	11.50
Forfeited	(1)	20.99

Outstanding, end of year	1,804	$22.68

Exercisable at end of year	1,169	$21.03

The weighted-average remaining contractual terms for SARs and stock options outstanding and exercisable at June 30, 2011 were 6.1 and 5.1 years, respectively. The aggregate intrinsic values of SARs and stock options outstanding and exercisable at June 30, 2011 were $15,564. The aggregate intrinsic value of the SARs and stock options exercised during fiscal 2011, 2010 and 2009 was $18,526, $5,157 and $1,453, respectively.
As of June 30, 2011, unrecognized compensation cost related to SARs and stock options amounted to $1,775. That cost is expected to be recognized over a weighted-average period of 2.3 years. The total fair value of shares vested during fiscal 2011, 2010 and 2009 was $2,645, $2,673 and $2,495, respectively.
Performance Shares
Performance shares are a type of award under the 2007 Plan that are intended to provide incentives to achieve three-year goals. Performance shares pay out in shares of Applied stock at the end of a three-year period provided the Company achieves the established goals. The number of Applied shares payable will vary depending on the level of the goal achieved.
A summary of nonvested performance shares activity at June 30, 2011 is presented below:

		Weighted-Average
June 30, 2011		Grant-Date
(Share amounts in thousands)	Shares	Fair Value

Nonvested, beginning of year	156	$20.67
Granted	66	29.27
Vested

Nonvested, end of year	222	$23.23

The Committee set three one-year goals for the 2011 grant tied to the Company’s earnings before interest, tax, depreciation, and amortization (EBITDA) and after-tax return on assets (ROA). Each fiscal year during the three-year term has its own separate goals. Achievement during any particular fiscal year is “banked” for payout at the end of the three-year term.
Fiscal 2010 was the first year performance shares were granted. Because of volatile market conditions at the beginning of fiscal 2010, the Committee set one-year goals for the fiscal 2010 grant tied to the Company’s EBITDA. As the targeted goals were accomplished, the performance shares have been converted to 156 restricted stock units (performance share RSUs or PSRSUs ). These PSRSUs vest at the end of the original three-year performance share grant period, with dividend equivalents paid on each PSRSU on a current basis. At June 30, 2010, 156 PSRSUs were issued under the fiscal 2010 performance share awards. These PSRSUs are reported in the prior table.
As of June 30, 2011, unamortized compensation cost related to performance shares was $2,384 to be amortized over the weighted-average remaining vesting period of 1.5 years.
     Restricted Stock and Restricted Stock Units
Restricted stock award recipients are entitled to receive dividends on, and have voting rights with respect to their respective shares, but are restricted from selling or transferring the shares prior to vesting. Restricted stock awards vest over periods of one to four years. In fiscal 2010, the Company began to grant RSUs. RSUs are grants valued in shares of Applied stock, but shares are not issued until the grants vest three years from the award date, assuming continued employment with Applied. RSUs vest on a pro rata basis upon retirement during the three-year term. Applied pays dividend equivalents on RSUs on a current basis.
A summary of the status of the Company’s nonvested restricted stock and RSUs at June 30, 2011 is presented below:

		Weighted-Average
June 30, 2011		Grant-Date
(Share amounts in thousands)	Shares	Fair Value

Nonvested, beginning of year	104	$21.41
Granted	85	30.31
Vested	(27)	22.13

Nonvested, end of year	162	$25.97

Unamortized compensation cost related to unvested restricted stock awards and RSUs aggregated $2,571 and $1,477 at June 30, 2011 and 2010, and is expected to be amortized over the weighted-average remaining vesting period of 2.1 years.
Performance Grants
In fiscal 2009 and 2008, the Executive Organization and Compensation Committee made annual awards of three-year performance grants to key officers. A target payout was established at the beginning of each three-year performance period. The actual payout at the end of the period is calculated based upon the Company’s achievement of sales growth, return on sales, and total shareholder return targets. Total shareholder return is calculated based upon the increase in the Company’s common stock price, including dividend reinvestment, over the performance period as compared to the Company’s peers, as defined in the plan. Payouts are made in cash, common stock, or a combination thereof, as determined by the Committee at the end of the performance period. At June 30, 2011 and 2010, the Company had no liability recorded for the sales growth and return on sales goals as the Company estimated there would be no payouts under these goals. During fiscal 2011, 2010 and 2009, the Company recorded $1,020, $(231) and $7, respectively, of compensation expense (income) for achievement relative to the total shareholder return-based goals of the Company’s performance grants. At June 30, 2011 and 2010, the Company had accrued $1,558 and $538, respectively, for compensation expense relative to these goals. At June 30, 2011, all performance periods had expired.